DIGITAL ASSETS	12 Months Ended
Mar. 31, 2026
Digital Assets
DIGITAL ASSETS

NOTE 7. DIGITAL ASSETS

At March 31, 2026 and 2025, digital assets were comprised of the following (in thousands, except for number of tokens held):

	March 31,
	2026	2025
Approximate number of TON Tokens held	2,379,165	—
TON Tokens, fair value (in thousands)	$2,492	$—
Digital assets, fair value (in thousands)	$2,492	$—

At March 31, 2026, digital assets totaling $2.5 million were managed under the Alpha Sigma Capital asset management agreement.

The following table summarizes the Company’s digital asset purchases, contributions, unrealized gains (losses) on digital assets, sales of digital assets, and other movements for the fiscal year ended March 31, 2026:

	For the fiscal year ended
	March 31,
	2026
	TON	Bitcoin	Total
Digital asset value as of April 1	$—	$—	$—
Contribution of digital assets	1,382	420	1,802
Unrealized losses on digital assets recognized in Statement of Operations	(1,411)	—	(1,411)
Digital assets sold	(2,921)	—	(2,921)
Payments on external debt using digital assets	(1,825)	—	(1,825)
Digital asset purchases	3,617	—	3,617
Receipt of digital assets receivable	6,667	—	6,667
Realized (loss) gain on sale of digital assets	(1,705)	5	(1,700)
Realized loss on novation of digital assets to investor	(676)	—	(676)
Revenue received in digital assets	69	—	69
Tokens used to settle put rights	(1,130)	—	(1,130)
Digital assets exchanged	425	(425)	—
Digital assets transacted
Digital asset value as of March 31	$2,492	$—	$2,492

The Company did not hold or transact Digital assets during the fiscal year ended March 31, 2025.

The Company valued the TON treasury at $1.22 per liquid token as of March 31, 2026. The Company did not hold digital assets as of March 31, 2025.

The Company has 2,277,108 TON tokens that are locked under vesting contracts at March 31, 2026. The following table summarizes the unlocking schedule of TON tokens currently locked as of March 31, 2026:

Fiscal 2027	1,121,493
Fiscal 2028	986,077
Fiscal 2029	169,538
total	2,277,108

Of the 2,277,108 locked TON tokens as of March 31, 2026, 336,665 tokens are payable to investors following the exercise the investors’ respective put rights.

The Company valued the TON tokens at $1.04 on average per locked token as of March 31, 2026. The Company did not hold digital assets as of March 31, 2025. The aggregate fair value of locked tokens is computed by taking the number of locked tokens and discounting the month-end spot price by an average of 14.8%. The discount used by management is based on the historical purchases of locked TON management has made on behalf of the Company and Monte Carlo simulation based on estimated volatility during the lockup period (Level 3 inputs). Management monitors this discount percentage and adjusts when appropriate.

The Company’s liquid digital assets are routinely transacted with in the ordinary course of business and are therefore classified as current assets within the consolidated statements of financial position. Locked tokens are classified as current or noncurrent assets within the consolidated statements of financial position based on when the locked tokens vest and become available for use by the Company.